COMMITMENTS AND CONTINGENCIES (Details)				3 Months Ended	7 Months Ended	12 Months Ended
	Dec. 08, 2021 USD ($) $ / shares shares	Dec. 03, 2021 USD ($) $ / shares shares	Jun. 17, 2021 USD ($) shares	Mar. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) item $ / shares shares
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item				3		3
Number of units sold | shares		23,000,000
Deferred fee per unit | $ / shares		$ 0.35
Issued price per share | $ / shares		$ 10.00
Gross proceeds from issuance initial public offering		$ 230,000,000
Aggregate underwriter cash discount		7,000,000
Aggregate purchase price					$ 25,000
Transaction costs		$ 14,183,689
Class B ordinary shares | Sponsor
COMMITMENTS AND CONTINGENCIES
Issued price per share | $ / shares				$ 0.005		$ 0.005
Number of shares issued | shares				30,000		30,000
Aggregate purchase price				$ 150		$ 150
Transaction costs				$ 999,517		$ 999,517
Mizuho Securities USA LLC | Class B ordinary shares | Sponsor
COMMITMENTS AND CONTINGENCIES
Issued price per share | $ / shares		$ 3.33				$ 3.33
Number of shares issued | shares		300,300				300,300
Aggregate purchase price		$ 1,000,000				$ 1,000,000
Centaury Management Ltd | Class B ordinary shares | Sponsor
COMMITMENTS AND CONTINGENCIES
Issued price per share | $ / shares		$ 0.005				$ 0.005
Number of shares issued | shares		15,000				15,000
Aggregate purchase price		$ 75				$ 75
Founder shares | Class B ordinary shares | Sponsor
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares			5,750,000
Aggregate purchase price			$ 25,000
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Number of units sold | shares	3,000,000			3,000,000		3,000,000
Issued price per share | $ / shares	$ 10.00
Gross proceeds from issuance initial public offering	$ 30,000,000	$ 30,000,000
Aggregate deferred underwriting fee payable	$ 1,650,000
Underwriting cash discount per unit | $ / shares		$ 0.20
Aggregate underwriter cash discount		$ 4,000,000
Over-allotment option | Mizuho Securities USA LLC | Class B ordinary shares
COMMITMENTS AND CONTINGENCIES
Number of shares issued | shares				300,300		300,300